Principles of consolidation	3 Months Ended
Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1.	Principles of consolidation

The consolidated financial statements include the accounts of Farmers and Merchants Bancshares, Inc. and its wholly owned subsidiaries, Farmers and Merchants Bank (the “Bank”), and Series Protected Cell FCB-4 (the “Insurance Subsidiary”), and one indirect subsidiary, Reliable Community Financial Services, Inc. (collectively the “Company”, “we”, “us”, or “our”). The Insurance Subsidiary constitutes an investment in a series of membership interests, 100% owned by the Company, issued by First Community Bankers Insurance Co., LLC, a Tennessee “series” limited liability company and licensed property and casualty insurance company. Intercompany balances and transactions have been eliminated. Farmers and Merchants Bancshares, Inc. was incorporated on August 8, 2016 but had no operations until November 1, 2016 when it completed its share exchange with the Bank pursuant to which the Bank became a wholly-owned subsidiary of Farmers and Merchants Bancshares, Inc. The Insurance Subsidiary was formed effective November 9, 2016. Results prior to November 1, 2016 are solely attributable to the Bank and its subsidiary Reliable Community Financial Services, Inc.